Notes Payable And Other Obligations	6 Months Ended
Jun. 30, 2011
Notes Payable And Other Obligations
Notes Payable And Other Obligations

10. Notes Payable and Other Obligations

Notes payable and other obligations consisted of the following (in thousands):

	December 31,		June 30, 2011
	2009	2010
			(unaudited)
Notes payable	$17,581	$7,579	$—
Other obligations	21,169	16,004	7,616

	38,750	23,583	7,616
Less: Current portion	(18,427)	(18,527)	(6,517)

Total notes payable and other obligations, non-current	$20,323	$5,056	$1,099

The following table summarizes the future principal payments relating to notes payable and other obligations at December 31, 2010 (in thousands):

Year Ending
2011	$19,254
2012	5,150

$24,404
Less: Unamortized discount	(821)

Total notes payable and other obligations	$23,583

Notes Payable

On January 29, 2010, in conjunction with an acquisition of certain patent assets, the Company issued a full recourse, secured promissory note in the amount of $3.0 million due January 30, 2011. The note bore interest of 10% per annum. Upon the execution of a subscription agreement by any of certain named companies, the Company was required to make a prepayment in the amount defined in the agreement. Such prepayments were to be applied first, to any costs and expenses, second, to accrued interest and third, to principal. The acquired patent assets were pledged as security for the note. As of December 31, 2010, the note had been fully discharged and the associated security agreement terminated under its terms.

On January 27, 2010, the Company entered into a loan agreement with a client in order to partially finance the acquisition of certain patent assets from a third party. Under the terms of the agreement, the Company issued a promissory note payable in the amount of $2.0 million. The note bore interest of 0.57% per annum. The interest and the principal was payable in its entirety on the maturity date of April 1, 2011. The principal balance was recorded at fair value. The outstanding principal balance at December 31, 2010 was $2.0 million. The Company repaid the note in April 2011 (unaudited).

On November 2, 2009, the Company entered into a loan agreement with a client in order to finance the purchase of certain patent assets from a third party. Under the terms of the agreement, the Company issued a promissory note payable in the amount of $1.4 million. The principal balance was recorded at fair value and bore interest of 0.71% per annum. The interest was payable in annual installments and the principal was payable in its entirety on the maturity date of January 30, 2011. The note was non-recourse to the Company and was secured by the purchased patent assets. The outstanding principal due at December 31, 2009 was $1.4 million. In November 2010, a portion of the outstanding balance was forgiven in connection with the decision to sell the related patent assets. The gain on the forgiveness of such debt is presented as an offset against the loss on the sale of the related assets. The outstanding principal due at December 31, 2010 was $80,000. The remaining principal balance of $80,000 was paid in full in January 2011 (unaudited).

On October 7, 2008, the Company entered into a patent rights purchase and assignment agreement to purchase patent assets for a total of $15.0 million. Under the terms of the agreement, the Company paid $1.5 million in cash and issued a promissory note in the amount of $13.5 million bearing interest of 10% per annum and payable in quarterly installments over a three-year period ending October 7, 2011. The principal balance was recorded at fair value. The remaining principal due was $7.9 million and $3.4 million at December 31, 2009 and 2010, respectively. The Company's membership interest in its wholly-owned subsidiary that purchased the patent assets was pledged as collateral against the note. The Company repaid the note in full in June 2011 (unaudited).

On September 11, 2008, the Company entered into a patent rights purchase and assignment agreement to purchase patent assets for a total of $17.0 million. Under the terms of the agreement, the Company issued a promissory note in the amount of $17.0 million of which 10%, or $1.7 million, was paid up front. The note bears interest of 10% per annum. The principal and interest are payable in quarterly installments over a three-year period ending September 11, 2011. The principal balance was recorded at fair value. The remaining principal due was $8.3 million and $2.1 million at December 31, 2009 and 2010, respectively. The Company's membership interest in its wholly-owned subsidiary that purchased the patent assets was pledged as collateral against the note. The Company repaid the note in full in June 2011 (unaudited).

Other Obligations

On July 6, 2009, the Company entered into an agreement to purchase certain patent assets for a total of $4.4 million. Under the terms of the agreements, the Company paid $1.1 million in cash at signing, with a remaining non-interest bearing contract obligation of $3.3 million due in three equal installments in July of each of 2010, 2011 and 2012. The contract obligation was recorded at fair value utilizing the imputed interest rate method. Interest was imputed using a rate of 10.2% per annum, which represents the Company's estimated market borrowing rate as of the initial transaction date. As of December 31, 2009 and 2010 and June 30, 2011, the remaining unpaid principal balance associated with the obligation was $3.3 million, $2.2 million and $2.2 million (unaudited), respectively

On February 18, 2009, the Company entered into an agreement to acquire certain patent assets for a total of $12.0 million. Under the terms of the agreement, the Company paid $4.0 million upfront, with a remaining non-interest bearing contract obligation of $8.0 million due in two equal installments in February 2010 and 2011. The contract obligation was recorded at fair value utilizing the imputed interest rate method. Interest was imputed using a rate of 13.0% per annum, which represented the Company's estimated market borrowing rate as of the initial transaction date. As of December 31, 2009 and 2010, the remaining unpaid principal balance associated with the obligation was $8.0 million and $4.0 million, respectively. The Company repaid the remaining principal balance of $4.0 million in February 2011 (unaudited).

On January 26, 2009, the Company entered into an agreement to acquire certain patent assets for a total of $12.0 million. Under the terms of the agreement, the Company paid $3.0 million upfront, with a remaining non-interest bearing contract obligation of $9.0 million due in three equal installments in January 2010, 2011 and 2012. The contract obligation was recorded at fair value utilizing the imputed interest rate method. Interest was imputed using a rate of 13.9% per annum, which represented the Company's estimated market borrowing rate as of the date of the transaction. As of December 31, 2009 and 2010 and June 30, 2011, the remaining unpaid principal balance associated with the obligation was $9.0 million, $6.0 million and $3.0 million (unaudited), respectively. On December 16, 2008, the Company entered into agreements to acquire certain patent assets for a total of $2.2 million. Under the terms of the agreements, the Company paid $550,000 upfront, with a remaining non-interest bearing contract obligation of $1.7 million due in three equal installments in December 2009, 2010 and 2011. The contract obligation was recorded at fair value utilizing the imputed interest rate method. Interest was imputed using a rate of 10% per annum, which represented the Company's estimated market borrowing rate as of the initial transaction date. The remaining unpaid principal balance associated with the obligation was $1.1 million, $550,000 and $550,000 (unaudited) at December 31, 2009, and 2010, and June 30, 2011, respectively.

On December 12, 2008, the Company entered into an agreement to sublicense certain patent assets. Under the terms of the agreement, upon payment of $8.5 million at closing, the Company received the right to grant a perpetual sublicense to a single named client and a number of renewable one-year term sublicenses to certain other clients. The agreement provided for a second payment in December 2009 in the amount of $3.5 million, which would entitle the Company to grant additional perpetual licenses to certain named companies. In the event the Company defaulted on its second payment, the Company would lose the right to grant additional term licenses, and the term licenses previously granted by the Company would terminate at the end of their one-year term, but the perpetual license the Company granted as a result of the initial payment would remain in effect. The $3.5 million contract obligation was recorded at fair value utilizing the imputed interest rate method at December 31, 2008. Interest was imputed using a rate of 10% per annum, which represented the Company's estimated market borrowing rate as of the date of the transaction. On November 3, 2009, the Company executed an amendment to the agreement that removed certain limitations of the original agreement and revised the $3.5 million payment amount to $850,000 and the payment due date to November 6, 2009. This resulted in a reduction in the patent asset carrying value as well as a reduction to the underlying payment obligation. As of December 31, 2010, there was no remaining principal due for this obligation.